Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Schedule of Gross Real Estate and Loan Activity	For the years ended December 31, 2025, December 31, 2024, the period from February 3, 2023 through December 31, 2023 and the period from

January 1, 2023 to February 2, 2023, the Company had the following gross real estate and other investment activity (dollars in thousands):

	Successor		Predecessor
	Number of Investment Locations	Dollar Amount of Investments	Number of Investment Locations	Dollar Amount of Investments
Gross investments, December 31, 2022			3,084	12,079,843
Acquisition of and additions to real estate (a)(c)			19	42,452
Investment in loans and financing receivables			1	82,112
Sales of real estate			(1)	(760)
Principal collections on loans and financing receivables			(2)	(468)
Net change in operating ground lease assets (b)				(125)
Other				4,430

Gross investments, February 2, 2023			3,101	12,207,484
Gross investments, February 3, 2023	3,101	$14,201,731
Acquisition of and additions to real estate (a)(d)	112	517,624
Investment in loans and financing receivables	40	598,990
Sales of real estate, loans and financing receivables (g)	(40)	(404,939)
Principal collections on loans and financing receivables	(7)	(74,408)
Net change in operating ground lease assets (b)		(737)
Provisions for impairment		(25,265)
Other		(11,362)

Gross investments, December 31, 2023	3,206	14,801,634
Acquisition of and additions to real estate (a)(e)(h)	122	687,307
Investment in loans and financing receivables (a)	88	673,322
Sales of real estate	(104)	(340,247)
Principal collections on loans and financing receivables	—	(1,636)
Net change in operating ground lease assets (b)		5,178
Provisions for impairment		(31,911)
Other		22,498

Gross investments, December 31, 2024 (o)	3,312	15,816,145
Acquisition of and additions to real estate (a)(f)(i)(m)(n)	172	822,445
Investment in loans and financing receivables (a)(n)	201	1,043,951
Sales of real estate	(109)	(442,335)
Principal collections on loans and financing receivables		(8,251)
Net change in operating ground lease assets (b)		(3,538)
Provisions for impairment		(35,062)
Other		(23,431)

Gross investments, December 31, 2025 (j)(l)(o)		17,169,924
Less accumulated depreciation and amortization (j)(l)		(1,579,782)

Net investments, December 31, 2025 (k)	3,576	$15,590,142

a)
For the period from January 1, 2023 through February 2, 2023, the period from February 3, 2023 through December 31, 2023 and the years ended December 31, 2024 and 2025, includes $0.2 million, $2.9 million, $2.6 million and $4.6 million, respectively, of interest capitalized to properties under construction.

b)
During the period from January 1, 2023 through February 2, 2023 and the period from February 3, 2023 through December 31, 2023, represents amortization recognized on operating ground lease assets; during the year ended December 31, 2024, includes new operating ground lease assets recognized net of amortization; during the year ended December 31, 2025, includes the disposal of operating ground lease assets net of amortization.

c)	Excludes $5.2 million of tenant improvement advances disbursed from January 1, 2023 to February 2, 2023 which were accrued as of December 31, 2022.
d)	Excludes $15.1 million of tenant improvement advances disbursed from February 3, 2023 to December 31, 2023 which were accrued as of February 2, 2023.
e)	Excludes $25.3 million of tenant improvement advances disbursed in 2024 which were accrued as of December 31, 2023.
f)	Excludes $26.2 million of tenant improvement advances disbursed in 2025 which were accrued as of December 31, 2024.
g)	Includes the sale of certain loans and financing receivables with an aggregate carrying value of $332.0 million to a related party.
h)	Includes $16.3 million of tenant funded improvements during 2024.
i)	Includes $2.0 million of tenant funded improvements during 2025.
j)
Includes the below-market lease liabilities ($135.1 million) and the accumulated amortization ($23.4 million) of the liabilities recorded on the consolidated balance sheet as intangible lease liabilities as of December 31, 2025.

k)
In connection with certain acquisitions completed during the year ended December 31, 2025, the Company modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842. As a result, the Company reclassified $121.1 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheets. The Company also recognized a $10.9 million non-cash
net loss in connection with these modifications which is included in net gain (loss) on dispositions of real estate in the consolidated statements of operations. Similarly, during the year ended December 31, 2024, the Company reclassified $156.5 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheet and recognized a $16.0 million non-cash
net gain.

l)	Includes $8.4 million of gross investments and $0.1 million of accumulated depreciation related to real estate investments held for sale at December 31, 2025.
m)	Includes non-cash acquisition of $18.4 million of real estate improvements.
n)	Includes $64.7 million of total non-cash real estate and financing receivables acquired in connection with holdback arrangements.
o)	Includes $27.3 million and $23.7 million of interest income receivables associated with certain financing arrangements as of December 31, 2025 and December 31, 2024, respectively.

Schedule of Revenue Recognized from Investment Portfolio
The following table summarizes the revenues the Company recognized from its investment portfolio (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Rental revenues:
Operating leases (a)	$1,019,023	$982,847	$862,891	$75,005
Sublease income - operating ground leases (b)	2,935	2,966	2,577	234
Amortization of lease related intangibles and costs	5,379	4,056	5,239	(231)

Total rental revenues	$1,027,337	$989,869	$870,707	$75,008

Interest income on loans and financing receivables:
Mortgage and other loans receivable	$29,747	$33,434	$33,885	$2,434
Sale-leaseback transactions accounted for as financing arrangements	117,263	79,182	31,760	2,444
Sales-type and financing receivables	54,953	28,816	10,822	448

Total interest income on loans and financing receivables	$201,963	$141,432	$76,467	$5,326

(a)
For the years ended December 31, 2025, 2024, the period from February 3, 2023 through December 31, 2023 and the period from January 1, 2023 through February 2, 2023, includes $4.1 million, $4.5 million, $3.3 million and $252,000, respectively, of property tax tenant reimbursement revenue and includes $1.1 million, $1.3 million, $1.0 million and $24,000, respectively, of variable lease revenue.

(b)
Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.

Schedule of Future Minimum Rentals to be Received under Operating Leases
Scheduled future minimum rentals to be received under the remaining noncancelable term of the operating leases in place as of December 31, 2025 are as follows (in thousands):

2026	$1,017,163
2027	1,013,442
2028	1,000,940
2029	981,005
2030	959,963
Thereafter	8,938,195

Total future minimum rentals (a)	$13,910,708

(a)
Excludes future minimum rentals to be received under lease contracts associated with sale-leaseback transactions accounted for as financing arrangements and sales-type financing receivables. See
Loans and Financing Receivables
section below.

Schedule Detailing Intangible Lease Assets and Related Accumulated Amortization
The following details intangible lease assets and related accumulated amortization at December 31 (in thousands):

	2025	2024
In-place leases (a)	$524,648	$551,442
Above-market leases	35,069	37,193

Total intangible lease assets	559,717	588,635
Accumulated amortization (a)	(142,081)	(99,007)

Net intangible lease assets	$417,636	$489,628

(a)	Includes the dollar amount of in-place lease intangibles ($39,000) and the related accumulated amortization ($6,000) associated with the real estate investments held for sale at December 31, 2025.

Schedule of Intangible Lease Liabilities
The following details intangible lease liabilities and related accumulated amortization as of December 31 (in thousands):

	2025	2024
Below-market leases	$135,140	$141,262
Accumulated amortization	(23,422)	(16,167)

Net intangible lease liabilities (a)	$111,718	$125,095

(a)	Includes the dollar amount of below-market lease intangibles ($14,000) and the related accumulated amortization ($2,000) associated with the real estate investments held for sale at December 31, 2025.

Schedule of Maturities of Loans Receivable

	Ground Leases Paid by STORE Capital	Ground Leases Paid by STORE Capital’s Tenants (a)	Total
2026	$57	$2,562	$2,619
2027	57	2,562	2,619
2028	57	2,592	2,649
2029	58	2,680	2,738
2030	60	2,700	2,760
Thereafter	3,198	103,317	106,515

Total lease payments	3,487	116,413	119,900
Less imputed interest	(2,870)	(69,439)	(72,309)

Total operating lease liabilities - ground leases	$617	$46,974	$47,591

Schedule of Sale-Leaseback Transactions

	Interest	Maturity	December 31,
Type	Rate (a)	Date	2025	2024
Investments in real estate included in loans and financing receivables:
Sale-leaseback transactions accounted for as financing arrangements (b)(c)	8.59%	2034 - 2122	$1,707,510	$1,163,118
Sales-type financing receivables	8.85%	2032 - 2056	814,341	556,879

Total investments in real estate included in loans and financing receivables			2,521,851	1,719,997
Principal amount outstanding—loans receivable:
Twenty-two mortgage loans receivable (d)	8.87%	2026 - 2066	561,206	231,536
Equipment and other loans receivable	10.19%	2026 - 2038	27,667	27,828

Total principal amount outstanding—loans receivable			588,873	259,364
Unamortized loan origination costs			2,152	686
Unamortized loan premium			522	642
Allowance for credit and loan losses (e)			(23,072)	(15,979)

Total loans and financing receivables			$3,090,326	$1,964,710

Schedule of Investments Accounted as Sales-Type Leases and as Direct Financing Leases
As of December 31, 2025 and 2024, the Company had $814.3 million and $556.9 million, respectively, of investments accounted for as sales-type leases; the components of these investments were as follows (in thousands):

	December 31,
	2025	2024
Minimum lease payments receivable	$2,282,291	$1,580,222
Estimated residual value of leased assets	12,661	9,229
Unearned income	(1,480,611)	(1,032,572)

Net investment	$814,341	$556,879